S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Oct. 01, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Business Conduct and Ethics will require each of our directors, officers and employees to avoid conflicts of interest, wherever possible, except as may be allowed under guidelines or resolutions approved by our board of directors (or the appropriate committee of our board of directors) or as disclosed in our public filings with the SEC. In addition, under its charter, our audit committee will develop and recommend to our board of directors for approval a policy for the review, approval or ratification of related person transactions required to be disclosed under Item 404 of Regulation S-K (the “Related Person Transactions Policy”) and will oversee the implementation of and compliance with that policy, including reviewing, approving or ratifying related person transactions. For purposes of that policy, related party transactions will be defined as transactions in which (1) the aggregate amount involved will or may be expected to exceed $120,000 in any calendar year, (2) we or any of our subsidiaries is a participant, and (3) any (a) executive officer, director or nominee for election as a director, (b) greater than 5% beneficial owner of our shares, or (c) immediate family member, of the persons referred to in clauses (a) and (b), has or will have a direct or indirect material interest (other than solely as a result of being a director or a less than 10% beneficial owner of another entity).